Regulatory Assets and Liabilities - Florida Electric Utility (Narrative) (Details) $ in Millions, $ in Millions						1 Months Ended				12 Months Ended
	Jan. 19, 2022 USD ($)	Jul. 19, 2021 USD ($)	Aug. 03, 2020 USD ($)	Jun. 09, 2020 USD ($)	Apr. 27, 2020 USD ($)	Jan. 31, 2024 CAD ($)	Jan. 31, 2023 CAD ($)	Jan. 31, 2022 USD ($)	Jan. 31, 2020 USD ($)	Dec. 31, 2021 CAD ($) MW	Dec. 31, 2021 USD ($) MW	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Public Utilities, General Disclosures [Line Items]
State income tax										(1.00%)	(1.00%)	0.26%	0.26%
Utilities Operating Expense, Depreciation and Amortization										$ 902		$ 881
Florida Electric Utility | Operating
Public Utilities, General Disclosures [Line Items]
Utilities Operating Expense, Depreciation and Amortization										$ 469		$ 455
Tampa Electric
Public Utilities, General Disclosures [Line Items]
Recovery Period										15 years	15 years
Tampa Electric | Florida Electric Utility | Operating
Public Utilities, General Disclosures [Line Items]
Public Utilities, Requested Rate Increase (Decrease), Amount		$ 83
Tampa Electric | SoBRA | Florida Electric Utility | Operating
Public Utilities, General Disclosures [Line Items]
Public Utilities, Property, Plant and Equipment, Generation or Processing											$ 850
Estimated revenue in MW | MW										600	600
Tampa Electric | Big Bend Modernization Project | Unit 1 components | Florida Electric Utility | Operating
Public Utilities, General Disclosures [Line Items]
Estimated Amount of Investment											$ 850
Public Utilities, Property, Plant and Equipment, Generation or Processing											$ 695
Recovery Period										15 years	15 years
Tampa Electric | Florida Public Service Commission | Operating
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity										9.95%	9.95%
Increase in the allowed ROE										0.25%	0.25%
Allowed equity capital structure										54.00%	54.00%
Estimated additional revenue based on treasury bond's performance											$ 10
Tampa Electric | Florida Public Service Commission | Florida Electric Utility | Operating
Public Utilities, General Disclosures [Line Items]
Public Utilities, Disclosure of Rate Matters										Tampa Electric is regulated by the FPSC and is also subject to regulation by the Federal Energy Regulatory Commission (“FERC”). The FPSC sets rates at a level that allows utilities such as Tampa Electric to collect total revenues or revenue requirements equal to their cost of providing service, plus an appropriate return on invested capital.	Tampa Electric is regulated by the FPSC and is also subject to regulation by the Federal Energy Regulatory Commission (“FERC”). The FPSC sets rates at a level that allows utilities such as Tampa Electric to collect total revenues or revenue requirements equal to their cost of providing service, plus an appropriate return on invested capital.
Allowed equity capital structure										54.00%	54.00%
Public Utilities, Approved Rate Increase (Decrease), Amount			$ 15								$ 4		$ 5
Storm Damage Provision			$ 39		$ 15				$ 12
Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment, Period Increase (Decrease)				$ 16
Tampa Electric | Florida Public Service Commission | Subsequent Event | Florida Electric Utility | Operating
Public Utilities, General Disclosures [Line Items]
Allowed equity capital structure								54.00%
Public Utilities, Requested Rate Increase (Decrease), Amount	$ 169							$ 123
Tampa Electric | Florida Public Service Commission | Scenario Plan | Florida Electric Utility | Operating
Public Utilities, General Disclosures [Line Items]
Public Utilities, Requested Rate Increase (Decrease), Amount						$ 21	$ 90
Tampa Electric | Florida Public Service Commission | Cost recovery clauses | Florida Electric Utility | Operating
Public Utilities, General Disclosures [Line Items]
Allowed equity capital structure												10.25%	10.25%
Tampa Electric | Florida Public Service Commission | Cost recovery clauses | Subsequent Event | Florida Electric Utility | Operating
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity								9.95%
Public Utilities, Requested Rate Increase (Decrease), Amount								$ 68
Tampa Electric | Florida Public Service Commission | SoBRA | Florida Electric Utility | Operating
Public Utilities, General Disclosures [Line Items]
Estimated revenue in MW | MW										600	600
Estimated revenue											$ 104
Tampa Electric | Florida Public Service Commission | Big Bend Modernization Project | Unit 1 components | Florida Electric Utility | Operating
Public Utilities, General Disclosures [Line Items]
Public Utilities, Property, Plant and Equipment, Plant in Service											636
Public Utilities, Property, Plant and Equipment, Accumulated Depreciation											$ 267
Tampa Electric | Florida Public Service Commission | Range, Minimum | Operating
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity										9.00%	9.00%
Tampa Electric | Florida Public Service Commission | Range, Minimum | Florida Electric Utility | Operating
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity										9.25%	9.25%	9.25%	9.25%
Tampa Electric | Florida Public Service Commission | Range, Minimum | Subsequent Event | Florida Electric Utility | Operating
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity								9.00%
Storm Damage Provision								$ 191
Tampa Electric | Florida Public Service Commission | Range, Maximum | Operating
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity										11.00%	11.00%
Tampa Electric | Florida Public Service Commission | Range, Maximum | Florida Electric Utility | Operating
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity										11.25%	11.25%	11.25%	11.25%
Tampa Electric | Florida Public Service Commission | Range, Maximum | Subsequent Event | Florida Electric Utility | Operating
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity								11.00%